Accumulated other comprehensive (loss) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated other comprehensive (loss)
Balance, beginning of period	$ (202.4)	$ (165.0)	$ (140.5)	$ (212.2)	$ (212.2)	$ (146.1)	$ (51.1)
Other comprehensive income (loss)	4.7	26.3	(57.2)	73.5	71.7	(66.1)	(95.0)
Balance, end of period	(197.7)	(138.7)	(197.7)	(138.7)	(140.5)	(212.2)	(146.1)
Foreign currency translation adjustment
Accumulated other comprehensive (loss)
Balance, beginning of period	(202.4)	(165.0)	(140.5)	(212.2)	(212.2)	(144.9)	(79.5)
Other comprehensive income (loss)	4.7	26.3	(57.2)	73.5	71.7	(67.3)	(65.4)
Balance, end of period	$ (197.7)	$ (138.7)	$ (197.7)	$ (138.7)	$ (140.5)	$ (212.2)	$ (144.9)